BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Sponsor
Note payable - sponsor, cost	$ 300,000
Class A ordinary shares
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption, shares outstanding	5,922,865	23,000,000	23,000,000
Class A ordinary not subject to possible redemption
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000	23,000,000
Ordinary shares, issued	0	0	0
Ordinary shares, outstanding	0	0	0
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	5,750,000	5,750,000	5,750,000
Ordinary shares, outstanding	5,750,000	5,750,000	5,750,000